Net Deferred Tax Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Balance Sheet Classification of Deferred Income Tax Assets and Liabilities [Line Items]
Current assets - Deferred income taxes	¥ 36,769	¥ 133,059
Other assets - Deferred income taxes	100,460	300,702
Current liabilities - Other	(19,236)	(42,340)
Long-term liabilities - Deferred income taxes	(284,499)	(306,227)
Net deferred tax assets (liabilities)	¥ (166,506)	¥ 85,194